Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 99.4%
Communication Services 10.7%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	160,705	4,684,551
CenturyLink, Inc.	21,169	200,258
Verizon Communications, Inc.	91,045	4,891,848
		9,776,657
Entertainment 2.0%
Activision Blizzard, Inc.	16,864	1,003,071
Electronic Arts, Inc.*	6,385	639,585
Live Nation Entertainment, Inc.*	3,146	143,017
Netflix, Inc.*	9,633	3,617,192
Take-Two Interactive Software, Inc.*	2,528	299,846
Walt Disney Co.	39,643	3,829,514
		9,532,225
Interactive Media & Services 5.2%
Alphabet, Inc. "A"*	6,588	7,654,927
Alphabet, Inc. "C"*	6,584	7,655,941
Facebook, Inc. "A"*	52,940	8,830,392
Twitter, Inc.*	17,292	424,691
		24,565,951
Media 1.3%
Charter Communications, Inc. "A"*	3,441	1,501,343
Comcast Corp. "A"	99,733	3,428,821
Discovery, Inc. "C"*	7,069	123,990
Discovery, Inc. "A"*	3,366	65,435
DISH Network Corp. "A"*	5,793	115,802
Fox Corp. "A"	8,025	189,631
Fox Corp. "B"*	3,504	80,171
Interpublic Group of Companies, Inc.	8,573	138,797
News Corp. "A"	8,780	78,800
News Corp. "B"	3,121	28,058
Omnicom Group, Inc.	4,869	267,308
ViacomCBS, Inc. "B"	12,214	171,118
		6,189,274
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	6,956	583,609
Consumer Discretionary 9.7%
Auto Components 0.1%
Aptiv PLC	5,512	271,411
BorgWarner, Inc.	4,743	115,587
		386,998
Automobiles 0.2%
Ford Motor Co.	86,756	419,031
General Motors Co.	27,400	569,372
Harley-Davidson, Inc.	3,393	64,230
		1,052,633
Distributors 0.1%
Genuine Parts Co.	3,104	208,992
LKQ Corp.*	7,004	143,652
		352,644
Diversified Consumer Services 0.0%
H&R Block, Inc.	4,591	64,641
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	8,631	113,670
Chipotle Mexican Grill, Inc.*	570	373,008
Darden Restaurants, Inc.	2,766	150,636
Hilton Worldwide Holdings, Inc.	6,123	417,834
Las Vegas Sands Corp.	7,564	321,243
Marriott International, Inc. "A"	5,936	444,072
McDonald's Corp.	16,579	2,741,338
MGM Resorts International	11,404	134,567
Norwegian Cruise Line Holdings Ltd.*	4,838	53,025
Royal Caribbean Cruises Ltd.	3,687	118,611
Starbucks Corp.	25,941	1,705,361
Wynn Resorts Ltd.	2,155	129,709
Yum! Brands, Inc.	6,735	461,550
		7,164,624
Household Durables 0.3%
D.R. Horton, Inc.	7,498	254,932
Garmin Ltd.	3,201	239,947
Leggett & Platt, Inc.	3,043	81,187
Lennar Corp. "A"	6,254	238,903
Mohawk Industries, Inc.*	1,325	101,018
Newell Brands, Inc.	8,544	113,464
NVR, Inc.*	78	200,391
PulteGroup, Inc.	5,600	124,992
Whirlpool Corp.	1,418	121,664
		1,476,498
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.*	9,168	17,875,033
Booking Holdings, Inc.*	918	1,235,004
eBay, Inc.	16,596	498,876
Expedia Group, Inc.	3,106	174,774
		19,783,687
Leisure Products 0.0%
Hasbro, Inc.	2,881	206,136
Multiline Retail 0.5%
Dollar General Corp.	5,550	838,106
Dollar Tree, Inc.*	5,298	389,244
Kohl's Corp.	3,536	51,590
Macy's, Inc. (a)	6,782	33,300
Nordstrom, Inc.	2,533	38,856
Target Corp.	11,127	1,034,477
		2,385,573
Specialty Retail 2.2%
Advance Auto Parts, Inc.	1,523	142,126
AutoZone, Inc.*	517	437,382
Best Buy Co., Inc.	5,078	289,446
CarMax, Inc.*	3,637	195,780
Home Depot, Inc.	23,994	4,479,920
L Brands, Inc.	5,340	61,731
Lowe's Companies, Inc.	16,806	1,446,156
O'Reilly Automotive, Inc.*	1,644	494,926
Ross Stores, Inc.	7,887	685,932
The Gap, Inc.	4,429	31,180
Tiffany & Co.	2,379	308,081
TJX Companies, Inc.	26,543	1,269,021
Tractor Supply Co.	2,673	226,002
Ulta Beauty, Inc.*	1,281	225,072
		10,292,755
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	3,303	35,639
Hanesbrands, Inc.	7,905	62,212
NIKE, Inc. "B"	27,328	2,261,119
PVH Corp.	1,661	62,520
Ralph Lauren Corp.	1,121	74,916
Tapestry, Inc.	6,014	77,881
Under Armour, Inc. "A"*	4,226	38,922
Under Armour, Inc. "C"*	4,609	37,149
VF Corp.	7,315	395,595
		3,045,953
Consumer Staples 7.7%
Beverages 1.9%
Brown-Forman Corp. "B"	3,905	216,767
Coca-Cola Co.	84,927	3,758,020
Constellation Brands, Inc. "A"	3,662	524,984
Molson Coors Beverage Co. "B"	4,206	164,076
Monster Beverage Corp.*	8,513	478,941
PepsiCo, Inc.	30,722	3,689,712
		8,832,500
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	9,718	2,770,894
Kroger Co.	17,769	535,202
Sysco Corp.	11,167	509,550
Walgreens Boots Alliance, Inc.	16,319	746,594
Walmart, Inc.	31,284	3,554,488
		8,116,728
Food Products 1.2%
Archer-Daniels-Midland Co.	12,039	423,532
Campbell Soup Co.	3,858	178,085
Conagra Brands, Inc.	10,616	311,473
General Mills, Inc.	13,164	694,664
Hormel Foods Corp.	6,128	285,810
Kellogg Co.	5,529	331,685
Kraft Heinz Co.	13,851	342,674
Lamb Weston Holdings, Inc.	3,173	181,178
McCormick & Co., Inc.	2,769	391,011
Mondelez International, Inc. "A"	31,642	1,584,631
The Hershey Co.	3,227	427,578
The JM Smucker Co.	2,579	286,269
Tyson Foods, Inc. "A"	6,580	380,785
		5,819,375
Household Products 1.9%
Church & Dwight Co., Inc.	5,320	341,437
Clorox Co.	2,723	471,760
Colgate-Palmolive Co.	18,853	1,251,085
Kimberly-Clark Corp.	7,526	962,350
Procter & Gamble Co.	54,947	6,044,170
		9,070,802
Personal Products 0.2%
Coty, Inc. "A"	6,186	31,920
Estee Lauder Companies, Inc. "A"	4,882	777,898
		809,818
Tobacco 0.8%
Altria Group, Inc.	40,989	1,585,045
Philip Morris International, Inc.	34,213	2,496,180
		4,081,225
Energy 2.6%
Energy Equipment & Services 0.2%
Baker Hughes Co.	14,319	150,350
Halliburton Co.	19,408	132,945
Helmerich & Payne, Inc.	2,545	39,829
National Oilwell Varco, Inc.	8,514	83,693
Schlumberger Ltd.	30,174	407,047
TechnipFMC PLC	9,118	61,455
		875,319
Oil, Gas & Consumable Fuels 2.4%
Apache Corp.	8,240	34,443
Cabot Oil & Gas Corp.	9,388	161,380
Chevron Corp.	41,646	3,017,669
Concho Resources, Inc.	4,524	193,853
ConocoPhillips	24,032	740,186
Devon Energy Corp.	8,848	61,140
Diamondback Energy, Inc.	3,598	94,268
EOG Resources, Inc.	12,675	455,286
Exxon Mobil Corp.	93,201	3,538,842
Hess Corp.	5,816	193,673
HollyFrontier Corp.	3,210	78,677
Kinder Morgan, Inc.	42,608	593,103
Marathon Oil Corp.	17,578	57,832
Marathon Petroleum Corp.	14,247	336,514
Noble Energy, Inc.	10,955	66,168
Occidental Petroleum Corp.	19,511	225,937
ONEOK, Inc.	9,019	196,704
Phillips 66	9,733	522,176
Pioneer Natural Resources Co.	3,579	251,067
Valero Energy Corp.	8,984	407,514
Williams Companies, Inc.	26,228	371,126
		11,597,558
Financials 10.9%
Banks 4.1%
Bank of America Corp.	177,879	3,776,371
Citigroup, Inc.	47,921	2,018,433
Citizens Financial Group, Inc.	9,755	183,492
Comerica, Inc.	3,205	94,035
Fifth Third Bancorp.	15,918	236,382
First Republic Bank	3,763	309,620
Huntington Bancshares, Inc.	22,997	188,805
JPMorgan Chase & Co.	69,041	6,215,761
KeyCorp	21,814	226,211
M&T Bank Corp.	2,957	305,842
People's United Financial, Inc.	10,148	112,135
PNC Financial Services Group, Inc.	9,582	917,189
Regions Financial Corp.	21,639	194,102
SVB Financial Group*	1,132	171,023
Truist Financial Corp.	29,345	905,000
U.S. Bancorp.	31,109	1,071,705
Wells Fargo & Co.	84,574	2,427,274
Zions Bancorp. NA	3,932	105,220
		19,458,600
Capital Markets 2.6%
Ameriprise Financial, Inc.	2,841	291,146
Bank of New York Mellon Corp.	18,325	617,186
BlackRock, Inc.	2,585	1,137,322
Cboe Global Markets, Inc.	2,474	220,804
Charles Schwab Corp.	25,039	841,811
CME Group, Inc.	7,884	1,363,222
E*TRADE Financial Corp.	4,931	169,232
Franklin Resources., Inc.	6,369	106,299
Intercontinental Exchange, Inc.	12,227	987,330
Invesco Ltd.	8,628	78,342
MarketAxess Holdings, Inc.	846	281,354
Moody's Corp.	3,562	753,363
Morgan Stanley	25,633	871,522
MSCI, Inc.	1,885	544,690
Nasdaq, Inc.	2,589	245,826
Northern Trust Corp.	4,712	355,567
Raymond James Financial, Inc.	2,623	165,774
S&P Global, Inc.	5,379	1,318,124
State Street Corp.	7,881	419,821
T. Rowe Price Group, Inc.	5,075	495,574
The Goldman Sachs Group, Inc.	6,984	1,079,657
		12,343,966
Consumer Finance 0.5%
American Express Co.	14,791	1,266,257
Capital One Financial Corp.	10,157	512,116
Discover Financial Services	6,992	249,405
Synchrony Financial	12,421	199,854
		2,227,632
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	43,084	7,877,048
Insurance 2.0%
Aflac, Inc.	16,193	554,448
Allstate Corp.	7,108	652,017
American International Group, Inc.	19,073	462,520
Aon PLC	5,152	850,286
Arthur J. Gallagher & Co.	4,044	329,627
Assurant, Inc.	1,360	141,562
Chubb Ltd.	9,983	1,115,001
Cincinnati Financial Corp.	3,346	252,456
Everest Re Group Ltd.	917	176,449
Globe Life, Inc.	2,234	160,781
Hartford Financial Services Group, Inc.	8,078	284,669
Lincoln National Corp.	4,500	118,440
Loews Corp.	5,715	199,054
Marsh & McLennan Companies, Inc.	11,104	960,052
MetLife, Inc.	17,051	521,249
Principal Financial Group, Inc.	5,692	178,387
Progressive Corp.	12,862	949,730
Prudential Financial, Inc.	8,745	455,964
The Travelers Companies, Inc.	5,615	557,850
Unum Group	4,432	66,524
W.R. Berkley Corp.	3,253	169,709
Willis Towers Watson PLC	2,794	474,561
		9,631,336
Health Care 15.3%
Biotechnology 2.4%
AbbVie, Inc.	32,520	2,477,699
Alexion Pharmaceuticals, Inc.*	4,785	429,645
Amgen, Inc.	13,069	2,649,478
Biogen., Inc.*	3,968	1,255,396
Gilead Sciences, Inc.	27,814	2,079,375
Incyte Corp.*	3,876	283,839
Regeneron Pharmaceuticals, Inc.*	1,748	853,531
Vertex Pharmaceuticals, Inc.*	5,631	1,339,896
		11,368,859
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	38,899	3,069,520
ABIOMED, Inc.*	1,018	147,773
Align Technology, Inc.*	1,602	278,668
Baxter International, Inc.	11,212	910,302
Becton, Dickinson & Co.	5,939	1,364,604
Boston Scientific Corp.*	30,566	997,369
Danaher Corp.	14,061	1,946,183
DENTSPLY SIRONA, Inc.	4,921	191,082
Edwards Lifesciences Corp.*	4,570	861,993
Hologic, Inc.*	6,049	212,320
IDEXX Laboratories, Inc.*	1,921	465,343
Intuitive Surgical, Inc.*	2,531	1,253,377
Medtronic PLC	29,486	2,659,047
ResMed, Inc.	3,199	471,181
STERIS PLC	1,894	265,103
Stryker Corp.	7,076	1,178,083
Teleflex, Inc.	994	291,103
The Cooper Companies, Inc.	1,091	300,756
Varian Medical Systems, Inc.*	2,039	209,324
Zimmer Biomet Holdings, Inc.	4,494	454,254
		17,527,385
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	3,296	291,696
Anthem, Inc.	5,570	1,264,613
Cardinal Health, Inc.	6,548	313,911
Centene Corp.*	12,752	757,596
Cigna Corp.	8,199	1,452,699
CVS Health Corp.	28,545	1,693,575
DaVita, Inc.*	2,043	155,391
HCA Healthcare, Inc.	5,758	517,356
Henry Schein, Inc.*	3,311	167,272
Humana, Inc.	2,895	909,088
Laboratory Corp. of America Holdings*	2,146	271,233
McKesson Corp.	3,555	480,849
Quest Diagnostics, Inc.	3,019	242,426
UnitedHealth Group, Inc.	20,882	5,207,553
Universal Health Services, Inc. "B"	1,803	178,641
		13,903,899
Health Care Technology 0.1%
Cerner Corp.	6,824	429,844
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	6,867	491,814
Illumina, Inc.*	3,222	879,993
IQVIA Holdings, Inc.*	4,009	432,411
Mettler-Toledo International, Inc.*	525	362,518
PerkinElmer, Inc.	2,469	185,866
Thermo Fisher Scientific, Inc.	8,817	2,500,501
Waters Corp.*	1,443	262,698
		5,115,801
Pharmaceuticals 5.1%
Allergan PLC	7,210	1,276,891
Bristol-Myers Squibb Co.	51,555	2,873,676
Eli Lilly & Co.	18,591	2,578,944
Johnson & Johnson	57,977	7,602,524
Merck & Co., Inc.	56,014	4,309,717
Mylan NV*	11,619	173,239
Perrigo Co. PLC	3,108	149,464
Pfizer, Inc.	121,694	3,972,092
Zoetis, Inc.	10,448	1,229,625
		24,166,172
Industrials 8.2%
Aerospace & Defense 2.0%
Arconic, Inc.	8,747	140,477
Boeing Co.	11,764	1,754,483
General Dynamics Corp.	5,131	678,883
Huntington Ingalls Industries, Inc.	926	168,726
L3Harris Technologies, Inc.	4,858	875,023
Lockheed Martin Corp.	5,479	1,857,107
Northrop Grumman Corp.	3,444	1,041,982
Raytheon Co.	6,113	801,720
Raytheon Technologies Corp. Com	17,858	1,684,545
Textron, Inc.	5,107	136,204
TransDigm Group, Inc.	1,090	349,007
		9,488,157
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	2,979	197,210
Expeditors International of Washington, Inc.	3,800	253,536
FedEx Corp.	5,228	633,947
United Parcel Service, Inc. "B"	15,376	1,436,426
		2,521,119
Airlines 0.2%
Alaska Air Group, Inc.	2,749	78,264
American Airlines Group, Inc.	8,765	106,845
Delta Air Lines, Inc.	12,834	366,154
Southwest Airlines Co.	10,251	365,038
United Airlines Holdings, Inc.*	4,668	147,276
		1,063,577
Building Products 0.3%
A.O. Smith Corp.	3,061	115,736
Allegion PLC	2,056	189,193
Fortune Brands Home & Security, Inc.	3,055	132,129
Johnson Controls International PLC	16,902	455,678
Masco Corp.	6,424	222,078
Trane Technologies PLC	5,318	439,214
		1,554,028
Commercial Services & Supplies 0.4%
Cintas Corp.	1,833	317,512
Copart, Inc.*	4,520	309,710
Republic Services, Inc.	4,633	347,753
Rollins, Inc.	3,089	111,637
Waste Management, Inc.	8,604	796,386
		1,882,998
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	2,962	234,798
Quanta Services, Inc.	3,265	103,598
		338,396
Electrical Equipment 0.5%
AMETEK, Inc.	4,937	355,563
Eaton Corp. PLC	9,064	704,182
Emerson Electric Co.	13,277	632,649
Rockwell Automation, Inc.	2,576	388,744
		2,081,138
Industrial Conglomerates 1.3%
3M Co.	12,624	1,723,302
General Electric Co.	192,160	1,525,750
Honeywell International, Inc.	15,775	2,110,537
Roper Technologies, Inc.	2,281	711,239
		6,070,828
Machinery 1.4%
Caterpillar, Inc.	12,098	1,403,852
Cummins, Inc.	3,318	448,992
Deere & Co.	6,902	953,580
Dover Corp.	3,119	261,809
Flowserve Corp.	2,969	70,929
Fortive Corp.	6,388	352,554
IDEX Corp.	1,725	238,240
Illinois Tool Works, Inc.	6,423	912,837
Ingersoll Rand, Inc.*	7,613	188,802
PACCAR, Inc.	7,489	457,803
Parker-Hannifin Corp.	2,859	370,898
Pentair PLC	3,721	110,737
Snap-on, Inc.	1,198	130,366
Stanley Black & Decker, Inc.	3,381	338,100
Westinghouse Air Brake Technologies Corp.	3,924	188,862
Xylem, Inc.	3,890	253,356
		6,681,717
Professional Services 0.3%
Equifax, Inc.	2,705	323,112
IHS Markit Ltd.	8,710	522,600
Nielsen Holdings PLC	7,923	99,354
Robert Half International, Inc.	2,554	96,414
Verisk Analytics, Inc.	3,642	507,622
		1,549,102
Road & Rail 1.0%
CSX Corp.	17,000	974,100
J.B. Hunt Transport Services, Inc.	1,887	174,038
Kansas City Southern	2,207	280,686
Norfolk Southern Corp.	5,694	831,324
Old Dominion Freight Line, Inc.	2,161	283,719
Union Pacific Corp.	15,227	2,147,616
		4,691,483
Trading Companies & Distributors 0.2%
Fastenal Co.	12,529	391,531
United Rentals, Inc.*	1,650	169,785
W.W. Grainger, Inc.	979	243,282
		804,598
Information Technology 25.3%
Communications Equipment 1.0%
Arista Networks, Inc.*	1,186	240,224
Cisco Systems, Inc.	93,156	3,661,962
F5 Networks, Inc.*	1,397	148,962
Juniper Networks, Inc.	7,377	141,196
Motorola Solutions, Inc.	3,741	497,254
		4,689,598
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	6,435	468,983
CDW Corp.	3,217	300,050
Corning, Inc.	17,029	349,776
FLIR Systems, Inc.	2,979	95,000
IPG Photonics Corp.*	812	89,547
Keysight Technologies, Inc.*	4,066	340,243
TE Connectivity Ltd.	7,429	467,878
Zebra Technologies Corp. "A"*	1,208	221,789
		2,333,266
IT Services 5.5%
Accenture PLC "A"	13,998	2,285,313
Akamai Technologies, Inc.*	3,468	317,287
Alliance Data Systems Corp.	903	30,386
Automatic Data Processing, Inc.	9,487	1,296,683
Broadridge Financial Solutions, Inc.	2,475	234,704
Cognizant Technology Solutions Corp. "A"	11,996	557,454
DXC Technology Co.	5,778	75,403
Fidelity National Information Services, Inc.	13,500	1,642,140
Fiserv, Inc.*	12,548	1,191,935
FleetCor Technologies, Inc.*	1,929	359,836
Gartner, Inc.*	2,004	199,538
Global Payments, Inc.	6,569	947,447
International Business Machines Corp.	19,489	2,161,915
Jack Henry & Associates, Inc.	1,687	261,890
Leidos Holdings, Inc.	2,959	271,192
Mastercard, Inc. "A"	19,564	4,725,880
Paychex, Inc.	6,908	434,651
PayPal Holdings, Inc.*	25,801	2,470,188
VeriSign, Inc.*	2,229	401,421
Visa, Inc. "A"	37,717	6,076,963
Western Union Co.	8,917	161,665
		26,103,891
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.*	25,716	1,169,564
Analog Devices, Inc.	8,080	724,372
Applied Materials, Inc.	20,278	929,138
Broadcom, Inc.	8,732	2,070,357
Intel Corp.	95,776	5,183,397
KLA Corp.	3,529	507,259
Lam Research Corp.	3,185	764,400
Maxim Integrated Products, Inc.	6,008	292,049
Microchip Technology, Inc.	5,198	352,424
Micron Technology, Inc.*	24,287	1,021,511
NVIDIA Corp.	13,467	3,549,901
Qorvo, Inc.*	2,621	211,331
QUALCOMM., Inc.	25,120	1,699,368
Skyworks Solutions, Inc.	3,689	329,723
Texas Instruments, Inc.	20,593	2,057,859
Xilinx, Inc.	5,468	426,176
		21,288,829
Software 8.5%
Adobe, Inc.*	10,648	3,388,619
ANSYS, Inc.*	1,851	430,302
Autodesk, Inc.*	4,797	748,812
Cadence Design Systems, Inc.*	6,247	412,552
Citrix Systems, Inc.	2,532	358,404
Fortinet, Inc.*	3,181	321,822
Intuit, Inc.	5,725	1,316,750
Microsoft Corp.	167,933	26,484,713
NortonLifeLock, Inc.	13,017	243,548
Oracle Corp.	47,684	2,304,568
Paycom Software, Inc.*	1,097	221,605
salesforce.com, Inc.*	19,503	2,808,042
ServiceNow, Inc.*	4,136	1,185,295
Synopsys, Inc.*	3,344	430,674
		40,655,706
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	91,943	23,380,186
Hewlett Packard Enterprise Co.	28,657	278,260
HP, Inc.	32,478	563,818
NetApp, Inc.	5,125	213,661
Seagate Technology PLC	5,189	253,223
Western Digital Corp.	6,615	275,316
Xerox Holding Corp.*	4,136	78,336
		25,042,800
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	4,843	966,711
Albemarle Corp.	2,352	132,582
Celanese Corp.	2,699	198,080
CF Industries Holdings, Inc.	4,749	129,173
Corteva, Inc.*	16,367	384,625
Dow, Inc.*	16,502	482,518
DuPont de Nemours, Inc.	16,130	550,033
Eastman Chemical Co.	3,027	140,998
Ecolab, Inc.	5,523	860,649
FMC Corp.	2,781	227,180
International Flavors & Fragrances, Inc. (a)	2,343	239,173
Linde PLC	11,841	2,048,493
LyondellBasell Industries NV "A"	5,536	274,752
PPG Industries, Inc.	5,127	428,617
The Mosaic Co.	7,979	86,333
The Sherwin-Williams Co.	1,806	829,893
		7,979,810
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,384	261,894
Vulcan Materials Co.	2,970	320,968
		582,862
Containers & Packaging 0.3%
Amcor PLC*	36,382	295,422
Avery Dennison Corp.	1,876	191,108
Ball Corp.	7,285	471,048
International Paper Co.	8,724	271,578
Packaging Corp. of America	2,157	187,293
Sealed Air Corp.	3,430	84,755
Westrock Co.	5,741	162,241
		1,663,445
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	32,349	218,355
Newmont Goldcorp Corp.	18,021	815,991
Nucor Corp.	6,739	242,739
		1,277,085
Real Estate 3.0%
Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	2,745	376,230
American Tower Corp.	9,751	2,123,280
Apartment Investment & Management Co. "A"	3,294	115,784
AvalonBay Communities, Inc.	3,035	446,661
Boston Properties, Inc.	3,213	296,335
Crown Castle International Corp.	9,144	1,320,394
Digital Realty Trust, Inc.	5,782	803,178
Duke Realty Corp.	8,144	263,703
Equinix, Inc.	1,871	1,168,570
Equity Residential	7,579	467,700
Essex Property Trust, Inc.	1,427	314,282
Extra Space Storage, Inc.	2,924	280,002
Federal Realty Investment Trust	1,600	119,376
Healthpeak Properties, Inc.	10,973	261,706
Host Hotels & Resorts, Inc.	15,956	176,154
Iron Mountain, Inc.	6,301	149,964
Kimco Realty Corp.	9,433	91,217
Mid-America Apartment Communities, Inc.	2,450	252,424
Prologis, Inc.	16,153	1,298,217
Public Storage	3,278	651,044
Realty Income Corp.	7,542	376,044
Regency Centers Corp.	3,780	145,265
SBA Communications Corp.	2,462	664,666
Simon Property Group, Inc.	6,690	367,013
SL Green Realty Corp.	1,850	79,735
UDR, Inc.	6,526	238,460
Ventas, Inc.	8,094	216,919
Vornado Realty Trust	3,463	125,395
Welltower, Inc.	8,826	404,054
Weyerhaeuser Co.	16,606	281,472
		13,875,244
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	7,494	282,599
Utilities 3.6%
Electric Utilities 2.3%
Alliant Energy Corp.	5,309	256,372
American Electric Power Co., Inc.	10,942	875,141
Duke Energy Corp.	16,118	1,303,624
Edison International	7,865	430,923
Entergy Corp.	4,314	405,387
Evergy, Inc.	5,050	278,003
Eversource Energy	7,078	553,570
Exelon Corp.	21,388	787,292
FirstEnergy Corp.	11,715	469,420
NextEra Energy, Inc.	10,788	2,595,809
NRG Energy, Inc.	5,770	157,290
Pinnacle West Capital Corp.	2,525	191,370
PPL Corp.	16,896	416,993
Southern Co.	23,122	1,251,825
Xcel Energy, Inc.	11,598	699,359
		10,672,378
Gas Utilities 0.1%
Atmos Energy Corp.	2,661	264,051
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	14,960	203,456
Multi-Utilities 1.1%
Ameren Corp.	5,444	396,487
CenterPoint Energy, Inc.	10,816	167,107
CMS Energy Corp.	6,362	373,767
Consolidated Edison, Inc.	7,272	567,216
Dominion Energy, Inc	18,156	1,310,682
DTE Energy Co.	4,249	403,528
NiSource, Inc.	7,919	197,737
Public Service Enterprise Group, Inc.	11,025	495,133
Sempra Energy	6,159	695,905
WEC Energy Group, Inc.	6,907	608,714
		5,216,276
Water Utilities 0.1%
American Water Works Co., Inc.	4,028	481,587
Total Common Stocks (Cost $261,526,235)		471,453,749
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.595% **, 7/16/2020 (b) (Cost $657,143)	660,000	659,847
	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (c) (d) (Cost $250,823)	250,823	250,823
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.32% (c) (Cost $1,791,468)	1,791,468	1,791,468
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,225,669)	100.0	474,155,887
Other Assets and Liabilities, Net	0.0	183,210
Net Assets	100.0	474,339,097

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (c) (d)
251,422	—	599 (e)	—	—	825	—	250,823	250,823
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.32% (c)
11,512,814	15,092,577	24,813,923	—	—	13,516	—	1,791,468	1,791,468
11,764,236	15,092,577	24,814,522	—	—	14,341	—	2,042,291	2,042,291

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $232,221, which is 0.1% of net assets.
(b)	At March 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
S&P: Standard & Poor's
At March 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	6/19/2020	21	2,728,344	2,698,185	(30,159)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$471,453,749	$—	$—	$471,453,749
Government & Agency Obligations	—	659,847	—	659,847
Short-Term Investments (f)	2,042,291	—	—	2,042,291
Total	$473,496,040	$659,847	$—	$474,155,887
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(30,159)	$—	$—	$(30,159)
Total	$(30,159)	$—	$—	$(30,159)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (30,159)